Pension Schemes - Plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets
Fair value plan assets at the beginning of the year	€ 414	€ 211
Interest income	7
Employer contributions	176	120
Administrative expenses	(3)	(1)
Taxes on contributions	(7)	(14)
Insurance premiums for risk benefits	(10)
Actuarial gain on fair value of the plan assets	6	98
Fair value plan assets at the end of the year	€ 583	€ 414